REVERSE REPURCHASE AGREEMENTS – NON-TRADING - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse repurchase agreements - non-trading	£ 17,678	£ 10,338
Group entities
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse repurchase agreements - non-trading	£ 1	£ 0